Fair Value Measurement - Schedule of Change in Fair Value of Derivative Warrant Liabilities (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 199,645	$ 70,930	$ 3,887
Adjustment to fair value	(26,837)	128,715	68,334
Reclassification	(172,808)
Ending balance	0	199,645	70,930
Power Purchase Agreements - Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	444	0	0
Adjustment to fair value	(17)	(326)	0
Reclassification	0
Ending balance	427	444	0
Power Purchase Agreements - Asset
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	2,562	1,459	0
Adjustment to fair value	882	1,103	419
Reclassification	0
Ending balance	$ 3,444	$ 2,562	$ 1,459